Intangible assets - Goodwill by operating segment (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Goodwill	€ 2,862	€ 1,297
Plenitude
Intangible assets
Goodwill	2,446	1,047
Refining & Marketing
Intangible assets
Goodwill	173	93
Exploration & Production
Intangible assets
Goodwill	139	146
Chemical
Intangible assets
Goodwill	93
Corporate and Other activities
Intangible assets
Goodwill	€ 11	€ 11